Related party transactions	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions	Related-party transactions
Dr. Elaine Stracker, served as Interim Chief Operating Officer and an executive director from April 2020 to June 2020. She is the General Counsel and Senior Vice President for Corporate Development for Maky Zanganeh and Associates, Inc. (“MZA”). The Group had a consultancy agreement with MZA from December 2019 through June 2020 to provide support into clinical operation activities related to the ongoing global Phase 3 clinical trials of ridinilazole for the treatment of CDI, regulatory activities pertaining to a potential new drug application should the Phase 3 trials be successful and strategic planning support more generally for the ridinilazole program. The fees for such services under this consultancy agreement are $75,000 per month. In addition to such monthly fee, MZA were granted warrants over 3,358,732 shares of common stock with an exercise price of $1.43 per share and which vest on a quarterly basis over three years from the date of grant, subject to MZA’s provision of consultancy services to the Group during such period. During the six months ended June 30, 2020, $450,000 of consultancy fees were incurred by the Group and a warrant expense of $494,000 was recognized.

On February 7, 2020, MZA, Dr. Zanganeh, Dr. Stracker and the company entered into an assignment and assumption agreement (the “Assignment and Assumption Agreement”). Pursuant to the Assignment and Assumption Agreement, MZA assigned a portion of the Consultant Warrant to each of Dr. Zanganeh and Dr. Stracker. Dr. Zanganeh assumed a warrant to acquire 2,938,891 shares of common stock and Dr. Stracker assumed a warrant to acquire 419,841 shares of common stock. Each of them has the right to exercise their respective portion of the Consultant Warrant in accordance with the terms and conditions of the MZA Warrant Agreement.

Upon termination of the MZA consulting agreement and Dr. Stracker's employment in June 2020, warrants to purchase 2,798,944 shares of common stock lapsed. Dr. Zanganeh and Dr. Stracker have vested warrants to purchase 489,815 and 69,973 shares of common stock, respectively, which can be exercised through June 30, 2025.
Related party transactions
On December 24, 2019, the Group completed a private placement with Mr. Robert W. Duggan, who subscribed for an aggregate of 33,231,410 shares of common stock, par value $0.01 per share, and warrants to purchase an aggregate of 4,984,711 shares of common stock at a subscription price of $1.43 for a Subscription Share plus a Subscription Warrant, pursuant to a securities purchase agreement he entered into with us. The exercise price of the Subscription Warrants is $1.58 per share. The Subscription Warrants are exercisable any time in the period commencing on June 24, 2020, and ending on December 24, 2029.

On December 6, 2019, the Group entered into a deed of termination of the relationship agreement with Mr. Duggan and Cairn Financial Advisers LLP, a limited liability partnership incorporated in England and Wales with the Registrar of Companies of England and Wales, as our nominated adviser. The relationship agreement regulated the Group’s relationship with Mr. Duggan and limited Mr. Duggan’s influence over the Group’s corporate actions and activities and the outcome of general matters pertaining to the Group. The deed of termination became effective on February 24, 2020, upon the cancellation of the admission of the ordinary shares on AIM.

On December 24, 2019, the Group completed a private placement with Mr. Glyn Edwards, our former Chief Executive Officer, who subscribed for an aggregate of 90,495 shares of common stock, par value $0.01 per share, and warrants to purchase an aggregate of 13,574 shares of common stock at a subscription price of $1.43 for a Subscription Share plus a Subscription Warrant, pursuant to a securities purchase agreement he entered into with us. The exercise price of the Subscription Warrants is $1.58 per share. The Subscription Warrants are exercisable any time in the period commencing on June 24, 2020, and ending on December 24, 2029.

Dr. Elaine Stracker, a non-executive director appointed on December 24, 2019, is also the General Counsel and Senior Vice President for Corporate Development for Maky Zanganeh and Associates, Inc. (“MZA”). The Group has a consultancy agreement with MZA to provide support into clinical operation activities related to the ongoing global Phase 3 clinical trials of ridinilazole for the treatment of CDI, regulatory activities pertaining to a potential new drug application should the Phase 3 trials be successful and strategic planning support more generally for the ridinilazole program. The fees for such services under this consultancy agreement are $75,000 per month. In addition to such monthly fee, MZA were granted warrants over 3,358,732 shares of common stock with an exercise price of $1.44 per share and which vest on a quarterly basis over three years from the date of grant, subject to MZA’s provision of consultancy services to the Group during such period. During the period from appointment $20,000 of consultancy fees (year ended January 31, 2019: nil) were incurred by the Group and a warrant expense of $19,000 was recognized (year ended January 31, 2019: nil). Of the amounts in respect of the consulting services, $7,000 was outstanding at the end of the period (year ended January 31, 2019: nil). As of April 13, 2020, Dr. Stracker was appointed as the Interim Chief Operating Officer and an Executive Director.

On February 7, 2020, MZA, Dr. Zanganeh, Dr. Stracker and the Group entered into an assignment and assumption agreement (the “Assignment and Assumption Agreement”). Pursuant to the Assignment and Assumption Agreement, MZA assigned a portion of the Consultant Warrant to each of Dr. Zanganeh and Dr. Stracker. Dr. Zanganeh assumed a warrant to acquire 2,938,891 shares of common stock and Dr. Stracker assumed a warrant to acquire 419,841 shares of common stock. Each of them has the right to exercise their respective portion of the Consultant Warrant in accordance with the terms and conditions of the MZA Warrant Agreement.

On June 30, 2020, the MZA consulting agreement was terminated. In June 2020, Dr. Stracker was not re-elected to the Board of Directors of Summit Therapeutics plc at its Annual General Meeting and accordingly no longer serves on its Board of Directors and was terminated from her position as the Company’s Interim Chief Operating Officer. Upon termination of the MZA consulting agreement, warrants to purchase 2,798,944 shares of common stock lapsed. Dr. Zanganeh and Dr. Stracker have vested warrants to purchase 489,815 and 69,973 shares of common stock, respectively, which can be exercised through June 30, 2025.